Loans Receivable Held for Investment, Average of Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income [Abstract]
Average recorded investment	$ 4,882	$ 5,683	$ 5,055	$ 6,220	$ 6,024	$ 8,904
Cash basis interest income recognized	80	90	417	636	995	455
Foregone interest income	22	41	67	121	120	280
Loans delinquent amount	0		0
Real Estate [Member] | Single Family [Member]
Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income [Abstract]
Average recorded investment	589	625	596	631
Cash basis interest income recognized	7	7	22	22
Real Estate [Member] | Multi-Family [Member]
Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income [Abstract]
Average recorded investment	305	317	308	320
Cash basis interest income recognized	5	6	16	17
Real Estate [Member] | Church [Member]
Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income [Abstract]
Average recorded investment	3,938	4,678	4,094	5,206	5,017	7,893
Cash basis interest income recognized	67	76	376	594	939	398
Commercial - Other [Member]
Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income [Abstract]
Average recorded investment	50	63	57	63	63	64
Cash basis interest income recognized	$ 1	$ 1	$ 3	$ 3	$ 5	$ 4